FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of changes in the fair value of non designated derivatives

($ millions)	2020	2019

Fair value outstanding, beginning of year	(39)	60

Cash Settlements – received during the year	(257)	(254)

Changes in fair value recognized in earnings during the year (note 7)	175	155

Fair value outstanding, end of year	(121)	(39)

Summary of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

($ millions)	Level 1	Level 2	Level 3	Total Fair Value

Accounts receivable	33	61	—	94

Accounts payable	(66)	(67)	—	(133)

Balance at December 31, 2019	(33)	(6)	—	(39)

Accounts receivable	63	90	—	153

Accounts payable	(202)	(72)	—	(274)

Balance at December 31, 2020	(139)	18	—	(121)

Summary of offsetting financial assets

($ millions)	Gross Assets	Gross Liabilities Offset	Net Amounts Presented

Fair value of derivative assets	1 737	(1 643)	94

Accounts receivable	2 860	(1 289)	1 571

Balance at December 31, 2019	4 597	(2 932)	1 665

Fair value of derivative assets	2 890	(2 737)	153

Accounts receivable	2 999	(1 398)	1 601

Balance at December 31, 2020	5 889	(4 135)	1 754

Summary of offsetting financial liabilities

($ millions)	Gross Liabilities	Gross Assets Offset	Net Amounts Presented

Fair value of derivative liabilities	(1 776)	1 643	(133)

Accounts payable	(2 532)	1 289	(1 243)

Balance at December 31, 2019	(4 308)	2 932	(1 376)

Fair value of derivative liabilities	(3 011)	2 737	(274)

Accounts payable	(2 385)	1 398	(987)

Balance at December 31, 2020	(5 396)	4 135	(1 261)

Timing of cash outflows related to trade and other payables and debt

	December 31, 2019

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)	Lease Liabilities

Within one year	6 422	1 568	2 877	470

2 to 3 years	39	208	2 991	796

4 to 5 years	40	—	2 220	616

Over 5 years	—	—	17 183	2 960

	6 501	1 776	25 271	4 842

	December 31, 2020

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)	Lease Liabilities

Within one year	4 410	2 849	5 773	474

2 to 3 years	37	162	2 233	771

4 to 5 years	37	—	3 009	631

Over 5 years	—	—	17 834	2 779

	4 484	3 011	28 849	4 655

(1)	Trade and other payables exclude net derivative liabilities of $274 million (2019 – $133 million).
(2)

Gross derivative liabilities of $3 011 million (2019 – $1 776 million) are offset by gross derivative assets of $2 737 million (2019 – $1 643 million), resulting in a net amount of $274 million (2019 – $133 million).

(3)	Debt includes short-term debt, long-term debt and interest payments on fixed-term debt and commercial paper.